Intangible Assets - Changes in Intangible Assets and Goodwill (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			$ 158,138	$ 155,501
Amortization expense			(2,696)	(2,694)	$ (2,465)
Ending balance	$ 9,785		190,772	158,138	155,501
Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			75,396	76,649
Ending balance			75,756	75,396	76,649
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			57,351	52,820
Ending balance			85,704	57,351	52,820
Trademark
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			8,073	8,647
Ending balance			9,044	8,073	8,647
Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,413	1,376
Ending balance			1,265	1,413	1,376
Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			142,233	139,492
Ending balance			171,769	142,233	139,492
Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			4,247	4,404
Ending balance			3,884	4,247	4,404
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			9,192	9,023
Ending balance			10,336	9,192	9,023
Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,168	1,161
Ending balance			1,038	1,168	1,161
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,298	1,421
Ending balance			3,745	1,298	1,421
Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			15,905	16,009
Ending balance			19,003	15,905	16,009
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(10,032)	(8,961)	(6,840)
Amortization expense			(2,696)	(2,694)	(2,465)
Disposals			1,152	890	177
Effect of movements in exchange rates			(1,227)	787	195
Changes in value on the recognition of inflation effects			(95)	(54)	(28)
Ending balance			(12,898)	(10,032)	(8,961)
Accumulated depreciation, amortisation and impairment | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(6,414)	(6,469)	(5,174)
Amortization expense			(1,312)	(1,473)	(1,537)
Disposals			992	789	129
Effect of movements in exchange rates			(193)	792	142
Changes in value on the recognition of inflation effects			(94)	(53)	(29)
Ending balance			(7,021)	(6,414)	(6,469)
Accumulated depreciation, amortisation and impairment | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,608)	(827)	(393)
Amortization expense			(915)	(791)	(467)
Disposals			157
Effect of movements in exchange rates			(786)	10	32
Changes in value on the recognition of inflation effects					1
Ending balance			(3,152)	(1,608)	(827)
Accumulated depreciation, amortisation and impairment | Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(838)	(736)	(637)
Amortization expense			(104)	(102)	(99)
Disposals			3
Ending balance			(939)	(838)	(736)
Accumulated depreciation, amortisation and impairment | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,172)	(929)	(636)
Amortization expense			(365)	(328)	(362)
Disposals				101	48
Effect of movements in exchange rates			(248)	(15)	21
Changes in value on the recognition of inflation effects			(1)	(1)
Ending balance			(1,786)	(1,172)	(929)
Accumulated depreciation, amortisation and impairment | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(10,032)	(8,961)	(6,840)
Amortization expense			(2,696)	(2,694)	(2,465)
Disposals			1,152	890	177
Effect of movements in exchange rates			(1,227)	787	195
Changes in value on the recognition of inflation effects			(95)	(54)	(28)
Ending balance			(12,898)	(10,032)	(8,961)
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			168,170	164,462	153,402
Additions			2,232	2,517	1,487
Acquisitions from business combinations (see Note 4)			37,335	8,879	22,804
Changes in fair value of past acquisitions			398		(34)
Internal developments			10
Disposals			(925)	(1,133)	(1,195)
Effect of movements in exchange rates			(2,860)	(5,468)	(10,615)
Changes in value on the recognition of inflation effects			80	62	38
Impairment			(770)	(1,149)
Ending balance			203,670	168,170	164,462
Gross carrying amount | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			75,396	76,649	81,255
Additions				2	1
Effect of movements in exchange rates			(756)	(1,255)	(4,067)
Ending balance			75,756	75,396	76,649
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			57,351	52,820	47,907
Additions			22
Acquisitions from business combinations (see Note 4)			33,715	7,940	12,080
Changes in fair value of past acquisitions			(2,557)		(1,086)
Disposals			0	(12)	(183)
Effect of movements in exchange rates			(2,057)	(2,303)	(4,704)
Impairment			(770)	(1,094)
Ending balance			85,704	57,351	52,820
Gross carrying amount | Trademark
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			8,073	8,647	6,600
Acquisitions from business combinations (see Note 4)				65	2,101
Changes in fair value of past acquisitions					285
Transfer of completed development systems			0
Disposals					(116)
Effect of movements in exchange rates			(106)	(584)	(8)
Impairment				(55)
Ending balance			9,044	8,073	8,647
Gross carrying amount | Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,413	1,376	1,702
Additions			12	127
Disposals			(2)	(10)	(311)
Effect of movements in exchange rates			(158)	(80)	(4)
Ending balance			1,265	1,413	1,376
Gross carrying amount | Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			142,233	139,492	137,464
Additions			34	129	1
Acquisitions from business combinations (see Note 4)			35,908	8,005	14,181
Changes in fair value of past acquisitions			(2,557)		(801)
Transfer of completed development systems			0
Disposals			(2)	(22)	(610)
Effect of movements in exchange rates			(3,077)	(4,222)	(9,323)
Impairment			(770)	(1,149)
Ending balance			171,769	142,233	139,492
Gross carrying amount | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			10,661	10,873	9,566
Additions			672	1,140	771
Acquisitions from business combinations (see Note 4)					26
Internal developments			10
Transfer of completed development systems			65	262	398
Disposals			(891)	(973)	(164)
Effect of movements in exchange rates			15	(641)	276
Ending balance			10,905	10,661	10,873
Gross carrying amount | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			10,800	9,850	2,012
Acquisitions from business combinations (see Note 4)				873	8,596
Changes in fair value of past acquisitions			2,955		745
Disposals			(3)
Effect of movements in exchange rates			(264)	77	(1,503)
Ending balance			13,488	10,800	9,850
Gross carrying amount | Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			2,006	1,897	1,829
Additions			50	145	111
Transfer of completed development systems			(50)
Disposals			(29)	(36)	(43)
Ending balance			1,977	2,006	1,897
Gross carrying amount | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			2,470	2,350	2,531
Additions			1,476	1,103	604
Acquisitions from business combinations (see Note 4)				1	1
Changes in fair value of past acquisitions					22
Transfer of completed development systems			(15)	(262)	(398)
Disposals			0	(102)	(378)
Effect of movements in exchange rates			466	(682)	(65)
Changes in value on the recognition of inflation effects			80	62	38
Ending balance			5,531	2,470	2,350
Gross carrying amount | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			25,937	24,970	15,938
Additions			2,198	2,388	1,486
Acquisitions from business combinations (see Note 4)				874	8,623
Changes in fair value of past acquisitions			2,955		767
Internal developments			10
Transfer of completed development systems			0
Disposals			(923)	(1,111)	(585)
Effect of movements in exchange rates			217	(1,246)	(1,292)
Changes in value on the recognition of inflation effects			80	62	38
Ending balance			$ 31,901	25,937	24,970
Gross carrying amount | Coca-Cola FEMSA | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)				1,116
Gross carrying amount | Coca-Cola FEMSA | Trademark
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)				1,077
Gross carrying amount | Coca-Cola FEMSA | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)				373
Gross carrying amount | Coca-Cola FEMSA | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)				1,054
Gross carrying amount | Coca-Cola FEMSA | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)				$ 1,427
Specialty's Caf & Bakery, Inc | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal					1,425
Specialty's Caf & Bakery, Inc | Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal					1,194
Specialty's Caf & Bakery, Inc | Gross carrying amount | Trademark
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal					215
Specialty's Caf & Bakery, Inc | Gross carrying amount | Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal					11
Specialty's Caf & Bakery, Inc | Gross carrying amount | Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal					1,420
Specialty's Caf & Bakery, Inc | Gross carrying amount | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal					5
Specialty's Caf & Bakery, Inc | Gross carrying amount | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal					$ 5

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3